Commitments and Contingencies - Future Minimum Payments Under Purchase and Royalty Commitments (Parenthetical) (Detail) (GEN-PROBE INCORPORATED [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
GEN-PROBE INCORPORATED [Member]
Contingencies And Commitments [Line Items]
Instrument purchase commitments from third parties	$ 12.8